Schedule of Investments (unaudited)
September 30, 2024
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 92.7%
Communication Services — 8.6%
Diversified Telecommunication Services — 2.0%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$79,926
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	350,704
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	53,679
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	139,366
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	196,986
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	279,978
AT&T Inc., Senior Notes	3.300%	2/1/52	120,000	87,272
AT&T Inc., Senior Notes	3.500%	9/15/53	130,000	95,584
AT&T Inc., Senior Notes	3.800%	12/1/57	130,000	98,509
AT&T Inc., Senior Notes	3.500%	2/1/61	70,000	50,029
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	88,418
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	60,000	69,157
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	270,805
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	673,972
Total Diversified Telecommunication Services				2,534,385
Entertainment — 1.6%
Netflix Inc., Senior Notes	4.900%	8/15/34	150,000	155,211
Walt Disney Co., Senior Notes	6.550%	3/15/33	545,000	626,015
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	174,428
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	1,360,000	1,049,769
Total Entertainment				2,005,423
Media — 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	580,000	501,948
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	112,367
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	80,000	55,623
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	250,961
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	294,047
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	70,000	61,166
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	160,000	130,831
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	80,000	49,442
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	210,000	171,229
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	252,589
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	190,333
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	1,069,139
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	160,000	140,095 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	514,765
Historic TW Inc., Senior Notes	8.300%	1/15/36	210,000	233,373
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	$410,000	$472,024
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	178,241
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	210,195
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	10,019
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	43,376
Total Media				4,941,763
Wireless Telecommunication Services — 1.2%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	925,799
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	60,000	55,358
T-Mobile USA Inc., Senior Notes	4.500%	4/15/50	210,000	186,919
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	230,000	168,492
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	207,174
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	10,000	8,350
Total Wireless Telecommunication Services				1,552,092

Total Communication Services				11,033,663
Consumer Discretionary — 6.4%
Automobile Components — 0.9%
BorgWarner Inc., Senior Notes	4.950%	8/15/29	70,000	71,205
BorgWarner Inc., Senior Notes	5.400%	8/15/34	60,000	61,296
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	400,000	396,812 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	560,000	565,143 (a)
Total Automobile Components				1,094,456
Automobiles — 1.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	290,000	247,065
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	400,000	384,525
General Motors Co., Senior Notes	6.125%	10/1/25	190,000	191,863
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	184,029
General Motors Co., Senior Notes	6.750%	4/1/46	270,000	294,082
Hyundai Capital America, Senior Notes	5.250%	1/8/27	200,000	203,598 (a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	200,000	189,579 (a)
Volkswagen Group of America Finance LLC, Senior Notes	5.250%	3/22/29	620,000	633,248 (a)
Total Automobiles				2,327,989
Broadline Retail — 0.6%
Amazon.com Inc., Senior Notes	3.950%	4/13/52	330,000	287,232
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	470,000	455,253
Total Broadline Retail				742,485
Diversified Consumer Services — 0.2%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	110,000	78,961
Washington University, Senior Notes	3.524%	4/15/54	90,000	72,525
Washington University, Senior Notes	4.349%	4/15/2122	110,000	94,756
Total Diversified Consumer Services				246,242
Hotels, Restaurants & Leisure — 2.0%
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	151,709
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	223,529
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	9,106
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	380,000	356,698 (a)
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	$200,000	$206,466 (a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	270,000	260,739
Sands China Ltd., Senior Notes	5.125%	8/8/25	450,000	449,307
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	202,050
Sands China Ltd., Senior Notes	4.375%	6/18/30	200,000	191,690
Sands China Ltd., Senior Notes	3.250%	8/8/31	330,000	290,378
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	240,000	234,826 (a)
Total Hotels, Restaurants & Leisure				2,576,498
Household Durables — 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	190,000	193,108
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	100,000	88,391
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	200,000	213,063
Total Household Durables				494,562
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	3.625%	4/15/52	270,000	217,424
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	190,000	177,465 (a)
Lowe’s Cos. Inc., Senior Notes	3.750%	4/1/32	80,000	76,367
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	280,000	237,308
Total Specialty Retail				708,564

Total Consumer Discretionary				8,190,796
Consumer Staples — 4.0%
Beverages — 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	840,000	827,929
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	70,000	66,590
Coca-Cola Co., Senior Notes	4.125%	3/25/40	180,000	163,610
Coca-Cola Co., Senior Notes	4.200%	3/25/50	110,000	100,574
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	670,000	687,968 (a)
Total Beverages				1,846,671
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.500%	9/15/54	130,000	130,928
Food Products — 0.3%
J M Smucker Co., Senior Notes	6.200%	11/15/33	230,000	254,497
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	110,000	107,471
Total Food Products				361,968
Tobacco — 2.2%
Altria Group Inc., Senior Notes	4.400%	2/14/26	410,000	409,616
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	881,109
Altria Group Inc., Senior Notes	3.875%	9/16/46	330,000	257,881
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	330,000	343,344 (a)
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	92,436
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	329,684
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	358,551
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	90,095
Total Tobacco				2,762,716

Total Consumer Staples				5,102,283
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Energy — 14.8%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	5.000%	11/15/45	$200,000	$191,711
Oil, Gas & Consumable Fuels — 14.7%
Apache Corp., Senior Notes	6.000%	1/15/37	106,000	109,593
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	80,767
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	20,000	17,272 (a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	40,000	34,525 (a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	220,000	196,906
Chesapeake Energy Corp., Senior Notes	6.750%	4/15/29	170,000	173,308 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	290,000	309,610 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	240,000	270,489 (a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	935,966
Continental Resources Inc., Senior Notes	2.268%	11/15/26	80,000	75,849 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	138,013
Continental Resources Inc., Senior Notes	2.875%	4/1/32	120,000	101,433 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	90,000	77,027
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	353,638
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	313,833
Devon Energy Corp., Senior Notes	5.750%	9/15/54	130,000	126,625
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	230,000	246,649
Ecopetrol SA, Senior Notes	5.375%	6/26/26	450,000	449,343
Ecopetrol SA, Senior Notes	5.875%	11/2/51	260,000	189,169
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	210,000	209,686 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	560,000	573,454 (b)(c)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	30,871
Energy Transfer LP, Senior Notes	8.250%	11/15/29	160,000	183,883
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	22,204
Energy Transfer LP, Senior Notes	5.800%	6/15/38	40,000	41,674
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	354,058
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	360,000	372,158
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	100,000	78,509
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	430,000	411,865 (c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	120,000	120,940
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	140,000	131,140
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	350,000	362,827 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	200,000	174,692 (a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,328,793
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	60,963
MPLX LP, Senior Notes	4.500%	4/15/38	380,000	351,427
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	465,000	528,685
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	190,000	220,065
Occidental Petroleum Corp., Senior Notes	5.550%	10/1/34	220,000	223,508
ONEOK Inc., Senior Notes	6.050%	9/1/33	460,000	491,745
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
ONEOK Inc., Senior Notes	6.625%	9/1/53	$460,000	$510,778
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	200,000	196,864 (a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	199,257
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	280,000	281,669
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	100,000	84,835
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	289,057
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	170,191
QatarEnergy, Senior Notes	3.300%	7/12/51	490,000	368,134 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	300,000	228,018 (a)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	290,207
Targa Resources Corp., Senior Notes	5.500%	2/15/35	300,000	309,084
Targa Resources Corp., Senior Notes	4.950%	4/15/52	160,000	144,157
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	490,000	502,778
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	486,256
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	241,797
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	315,067
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	23,872
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	660,000	660,592
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	680,000	679,626
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	90,000	86,709
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	80,000	75,790
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	270,000	245,081
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	53,621
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	42,255
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	746,826
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	50,000	36,362
Total Oil, Gas & Consumable Fuels				18,742,045

Total Energy				18,933,756
Financials — 32.8%
Banks — 18.6%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	201,803 (a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	250,000	262,329 (a)(b)(c)
Banco Santander SA, Senior Notes	5.294%	8/18/27	400,000	409,281
Banco Santander SA, Senior Notes	3.490%	5/28/30	200,000	188,942
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	357,886
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	160,000	139,142 (c)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	353,559
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,137,756
Bank of America Corp., Subordinated Notes (5.425% to 8/15/34 then SOFR + 1.913%)	5.425%	8/15/35	190,000	194,844 (c)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	360,000	386,589 (c)
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	$390,000	$371,115 (c)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,060,000	1,057,754 (b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	642,266 (c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	940,000	1,010,822 (a)(b)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	280,000	286,753 (a)(c)
BPCE SA, Senior Notes (5.936% to 5/30/34 then SOFR + 1.850%)	5.936%	5/30/35	310,000	324,775 (a)(c)
BPCE SA, Senior Notes (6.714% to 10/19/28 then SOFR + 2.270%)	6.714%	10/19/29	350,000	374,295 (a)(c)
BPCE SA, Subordinated Notes (3.582% to 10/19/41 then SOFR + 1.952%)	3.582%	10/19/42	270,000	207,344 (a)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	333,200
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	263,767
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	420,000	393,638 (c)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	754,777
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	439,392
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	436,551
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	250,000	266,851 (c)
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	220,000	188,152 (a)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	450,000	482,078
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	350,820
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	350,000	326,362 (a)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,071,070 (a)(b)(c)
Credit Agricole SA, Senior Notes (6.316% to 10/3/28 then SOFR + 1.860%)	6.316%	10/3/29	290,000	308,477 (a)(c)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	320,000	291,415 (b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	305,179 (b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	205,066
HSBC Holdings PLC, Senior Notes (5.546% to 3/4/29 then SOFR + 1.460%)	5.546%	3/4/30	340,000	353,554 (c)
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	840,000	917,943 (c)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	70,000	81,489
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	400,000	394,563 (c)
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	200,000	204,861 (a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	161,781 (a)
Intesa Sanpaolo SpA, Senior Notes (7.778% to 6/20/53 then 1 year Treasury Constant Maturity Rate + 3.900%)	7.778%	6/20/54	220,000	249,312 (a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	178,439 (a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	200,000	160,702 (a)(c)
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	$50,000	$42,755 (c)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	300,000	313,000 (c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	478,576
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	490,000	489,671
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	370,000	374,308 (b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	270,000	289,944 (b)(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.315% to 4/19/32 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.315%	4/19/33	330,000	322,929 (c)
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	230,000	229,654 (c)
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	208,717 (a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	426,662 (a)
Swedbank AB, Senior Notes	5.407%	3/14/29	310,000	321,478 (a)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	200,000	208,870 (c)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	160,000	170,157 (c)
Truist Financial Corp., Senior Notes (7.161% to 10/30/28 then SOFR + 2.446%)	7.161%	10/30/29	230,000	252,153 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	300,000	320,442 (c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	380,000	351,563 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	230,000	225,671 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	570,000	598,267 (c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	433,791
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	532,108
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	110,000	104,207
Total Banks				23,721,617
Capital Markets — 7.1%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	320,000	286,573 (b)(c)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	260,000	278,524 (c)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	600,000	656,185 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	380,000	396,464 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	260,000	220,410
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	473,443
Credit Suisse AG AT1 Claim	—	—	1,700,000	51,000 *(d)(e)
Credit Suisse USA LLC, Senior Notes	7.125%	7/15/32	40,000	46,201
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	100,000	107,744 (b)(c)
Goldman Sachs Group Inc., Senior Notes	5.700%	11/1/24	380,000	380,167
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	648,275
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	737,282
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	500,150
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	250,000	249,964
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	260,000	267,475
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	$820,000	$794,177 (a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	70,000	68,023 (a)
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	90,000	63,596 (a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	106,363
Morgan Stanley, Senior Notes (4.889% to 7/20/32 then SOFR + 2.076%)	4.889%	7/20/33	280,000	283,590 (c)
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	130,000	131,024 (c)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	100,000	104,868 (c)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	70,000	71,661
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	90,000	87,067
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	250,000	259,622 (b)(c)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	200,000	214,341 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	290,000	342,732 (a)(b)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	244,232 (a)(c)
UBS Group AG, Senior Notes (6.301% to 9/22/33 then 1 year Treasury Constant Maturity Rate + 2.000%)	6.301%	9/22/34	230,000	252,540 (a)(c)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	380,000	419,673 (a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	316,098 (a)(c)
Total Capital Markets				9,059,464
Consumer Finance — 0.1%
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	150,000	156,144 (c)
Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	430,000	406,328
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	540,000	451,849
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	111,550 (a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	150,000	143,843 (a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	220,000	224,136 (a)
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	140,000	101,733
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	6.565%	12/21/65	470,000	372,615 (a)(c)
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	6.815%	12/21/65	270,000	216,825 (a)(c)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	160,000	153,732 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	140,000	125,178 (a)
SMBC Aviation Capital Finance DAC, Senior Notes	5.300%	4/3/29	380,000	390,487 (a)
Total Financial Services				2,698,276
Insurance — 4.5%
AIA Group Ltd., Subordinated Notes	4.950%	3/30/35	280,000	279,620 (a)
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	200,000	193,156 (a)(b)(c)
Allianz SE, Subordinated Notes (5.600% to 9/3/34 then 5 year Treasury Constant Maturity Rate + 2.771%)	5.600%	9/3/54	200,000	206,752 (a)(c)
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	506,029 (c)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	80,000	78,302
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
American International Group Inc., Senior Notes	4.750%	4/1/48	$70,000	$66,404
Americo Life Inc., Senior Notes	3.450%	4/15/31	80,000	68,168 (a)
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	400,000	426,789
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	245,181
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	73,000	73,012 (a)
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	300,000	319,503 (a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	517,362 (a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	231,898 (a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,150,000	1,221,655
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	90,000	78,099 (a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	200,000	174,861 (a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	110,000	81,808 (a)
Prudential Financial Inc., Junior Subordinated Notes (6.500% to 3/15/34 then 5 year Treasury Constant Maturity Rate + 2.404%)	6.500%	3/15/54	120,000	128,551 (c)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	170,000	184,843 (c)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	190,000	199,548
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	477,743 (a)
Total Insurance				5,759,284
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	450,000	496,040 (a)

Total Financials				41,890,825
Health Care — 7.5%
Biotechnology — 1.6%
AbbVie Inc., Senior Notes	4.050%	11/21/39	740,000	683,925
Amgen Inc., Senior Notes	5.250%	3/2/33	740,000	770,664
Amgen Inc., Senior Notes	5.650%	3/2/53	300,000	315,805
Amgen Inc., Senior Notes	5.750%	3/2/63	110,000	116,200
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	64,474
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	47,882
Total Biotechnology				1,998,950
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	90,000	91,700
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	410,000	381,376
Total Health Care Equipment & Supplies				473,076
Health Care Providers & Services — 4.1%
Centene Corp., Senior Notes	4.250%	12/15/27	100,000	98,294
Centene Corp., Senior Notes	4.625%	12/15/29	360,000	352,536
Centene Corp., Senior Notes	3.375%	2/15/30	500,000	461,136
Cigna Group, Senior Notes	4.800%	8/15/38	340,000	331,430
CVS Health Corp., Senior Notes	4.100%	3/25/25	530,000	528,385
CVS Health Corp., Senior Notes	4.300%	3/25/28	540,000	538,650
CVS Health Corp., Senior Notes	4.780%	3/25/38	560,000	528,623
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	82,819
Elevance Health Inc., Senior Notes	5.350%	10/15/25	320,000	322,759
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
HCA Inc., Senior Notes	4.125%	6/15/29	$210,000	$206,770
HCA Inc., Senior Notes	5.125%	6/15/39	110,000	108,564
HCA Inc., Senior Notes	5.500%	6/15/47	220,000	218,798
HCA Inc., Senior Notes	5.250%	6/15/49	350,000	332,551
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	99,404
Humana Inc., Senior Notes	4.800%	3/15/47	150,000	135,631
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	90,000	79,795
Laboratory Corp. of America Holdings, Senior Notes	4.800%	10/1/34	310,000	306,530
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	147,228
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	120,000	127,071
UnitedHealth Group Inc., Senior Notes	5.625%	7/15/54	260,000	279,135
Total Health Care Providers & Services				5,286,109
Pharmaceuticals — 1.4%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	80,000	52,340 (a)
Bristol-Myers Squibb Co., Senior Notes	6.250%	11/15/53	140,000	162,289
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	390,000	397,663
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	400,000	407,537
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	290,000	300,284
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.340%	5/19/63	60,000	61,687
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	200,281
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	200,000	229,551
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	28,595
Total Pharmaceuticals				1,840,227

Total Health Care				9,598,362
Industrials — 5.4%
Aerospace & Defense — 2.2%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	530,000	524,724 (a)
Boeing Co., Senior Notes	3.250%	2/1/28	370,000	350,677
Boeing Co., Senior Notes	6.528%	5/1/34	600,000	644,185 (a)
Boeing Co., Senior Notes	5.705%	5/1/40	210,000	205,032
HEICO Corp., Senior Notes	5.350%	8/1/33	240,000	249,629
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	200,000	194,755
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	190,000	198,550
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	260,000	260,899
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	39,977
RTX Corp., Senior Notes	4.625%	11/16/48	110,000	101,806
Total Aerospace & Defense				2,770,234
Commercial Services & Supplies — 0.4%
Waste Connections Inc., Senior Notes	4.250%	12/1/28	480,000	481,974
Ground Transportation — 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	265,686
Industrial Conglomerates — 0.6%
General Electric Co., Senior Notes	6.875%	1/10/39	94,000	113,127
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Industrial Conglomerates — continued
Honeywell International Inc., Senior Notes	4.950%	9/1/31	$320,000	$334,803
Honeywell International Inc., Senior Notes	5.000%	2/15/33	350,000	365,993
Total Industrial Conglomerates				813,923
Machinery — 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	209,431
Passenger Airlines — 0.8%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	64,167	64,036 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	110,000	109,909 (a)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	260,000	262,796 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	158,750	157,810 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	180,000	179,840 (a)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	190,000	193,544
United Airlines Pass-Through Trust	4.875%	1/15/26	94,920	94,109
Total Passenger Airlines				1,062,044
Trading Companies & Distributors — 1.0%
Air Lease Corp., Senior Notes	5.850%	12/15/27	320,000	333,798
Aircastle Ltd., Senior Notes	5.250%	8/11/25	630,000	630,522 (a)
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.750%	10/1/31	150,000	154,305 (a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	180,000	179,858 (a)
Total Trading Companies & Distributors				1,298,483

Total Industrials				6,901,775
Information Technology — 4.2%
IT Services — 0.2%
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	300,000	242,016
Semiconductors & Semiconductor Equipment — 2.1%
Broadcom Inc., Senior Notes	4.350%	2/15/30	300,000	299,497 (f)
Broadcom Inc., Senior Notes	4.150%	11/15/30	113,000	111,630
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	363,551
Broadcom Inc., Senior Notes	3.187%	11/15/36	14,000	11,871 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	152,000	151,939 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	300,000	305,953 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	420,000	440,020 (a)
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	116,221
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	8,672
Intel Corp., Senior Notes	4.950%	3/25/60	60,000	52,251
Intel Corp., Senior Notes	3.200%	8/12/61	120,000	73,610
Micron Technology Inc., Senior Notes	3.366%	11/1/41	30,000	23,288
NVIDIA Corp., Senior Notes	3.500%	4/1/50	190,000	156,139
NVIDIA Corp., Senior Notes	3.700%	4/1/60	80,000	65,934
Texas Instruments Inc., Senior Notes	4.600%	2/15/28	250,000	255,439
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	270,000	250,693
Total Semiconductors & Semiconductor Equipment				2,686,708
Software — 1.5%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	963,820
Oracle Corp., Senior Notes	4.700%	9/27/34	360,000	359,201
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Oracle Corp., Senior Notes	3.950%	3/25/51	$310,000	$249,677
Oracle Corp., Senior Notes	4.100%	3/25/61	380,000	299,164
Total Software				1,871,862
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	299,436
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	120,000	149,529
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	30,000	40,600
Total Technology Hardware, Storage & Peripherals				489,565

Total Information Technology				5,290,151
Materials — 5.3%
Chemicals — 1.2%
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	910,773
Ecolab Inc., Senior Notes	4.800%	3/24/30	80,000	82,611
OCP SA, Senior Notes	3.750%	6/23/31	200,000	179,935 (a)
OCP SA, Senior Notes	6.750%	5/2/34	200,000	215,072 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	240,000	169,784 (a)
Total Chemicals				1,558,175
Metals & Mining — 3.9%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	500,000	492,457 (a)
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	470,000	469,507
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	160,000	169,878
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	52,809
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	194,086
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	210,000	211,105
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	492,648 (a)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	150,216 (a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	360,000	356,721 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	170,000	167,669 (a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	70,000	49,496 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	459,240
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,283,829
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	350,000	350,668
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	30,000	25,997
Total Metals & Mining				4,926,326
Paper & Forest Products — 0.2%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	250,000	258,455

Total Materials				6,742,956
Real Estate — 0.7%
Diversified REITs — 0.1%
VICI Properties LP, Senior Notes	5.750%	4/1/34	190,000	199,152
Health Care REITs — 0.2%
Welltower OP LLC, Senior Notes	4.125%	3/15/29	320,000	317,810
Industrial REITs — 0.2%
Prologis LP, Senior Notes	5.000%	1/31/35	210,000	215,151
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Office REITs — 0.1%
Boston Properties LP, Senior Notes	5.750%	1/15/35	$100,000	$102,033
Residential REITs — 0.1%
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	80,000	76,466

Total Real Estate				910,612
Utilities — 3.0%
Electric Utilities — 2.7%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	192,852
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	172,976 (a)
Comision Federal de Electricidad, Senior Notes	6.450%	1/24/35	200,000	199,450 (a)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	270,000	268,000 (b)(c)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	330,000	338,059 (a)
Exelon Corp., Senior Notes	4.050%	4/15/30	120,000	118,205
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	310,000	306,992
Interstate Power and Light Co., Senior Notes	5.450%	9/30/54	50,000	51,757
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	150,000	147,446
Ohio Edison Co., Senior Notes	5.500%	1/15/33	90,000	93,656 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	20,000	15,544
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	240,000	218,400
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	140,000	159,741
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	120,000	125,452
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.212%	12/1/47	30,000	30,581
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	310,000	262,005
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	538,832
Vistra Operations Co. LLC, Senior Secured Notes	6.000%	4/15/34	210,000	224,585 (a)
Total Electric Utilities				3,464,533
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., Senior Secured Notes	4.500%	2/15/28	260,000	254,039 (a)
Multi-Utilities — 0.1%
PECO Energy Co., First Mortgage Bonds	5.250%	9/15/54	80,000	82,781

Total Utilities				3,801,353
Total Corporate Bonds & Notes (Cost — $117,904,881)				118,396,532
Sovereign Bonds — 3.5%
Argentina — 0.6%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	35,342	23,184
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	292,972	141,359
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,304,384	624,474 (a)
Total Argentina				789,017
Brazil — 0.3%
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	330,000	337,108
Canada — 0.7%
Province of Quebec Canada, Senior Notes	7.970%	7/22/36	650,000	855,428
Chile — 0.1%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	200,000	171,694
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Colombia — 0.6%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	$870,000	$826,895
Indonesia — 0.2%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	240,000	222,132
Ivory Coast — 0.2%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	300,000	308,419 (a)
Mexico — 0.8%
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	230,000	196,253
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	163,689
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	284,100
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	310,000	310,813
Total Mexico				954,855

Total Sovereign Bonds (Cost — $4,586,208)				4,465,548
U.S. Government & Agency Obligations — 1.3%
U.S. Government Obligations — 1.3%
U.S. Treasury Bonds	4.625%	5/15/44	270,000	286,242
U.S. Treasury Bonds	4.625%	5/15/54	270,000	292,929
U.S. Treasury Notes	4.000%	7/31/29	70,000	71,342
U.S. Treasury Notes	3.625%	8/31/29	1,070,000	1,073,344

Total U.S. Government & Agency Obligations (Cost — $1,730,339)				1,723,857
Municipal Bonds — 1.0%
California — 0.7%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	650,000	793,005
Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	110,000	104,230
Total California				897,235
Florida — 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	157,219
Illinois — 0.2%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	262,308	281,732

Total Municipal Bonds (Cost — $1,441,866)				1,336,186
			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%) (Cost — $143,068)	8.570%		5,725	141,264 (c)
Total Investments before Short-Term Investments (Cost — $125,806,362)				126,063,387
Short-Term Investments — 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $738,231)	4.886%		738,231	738,231 (g)(h)
Total Investments — 99.2% (Cost — $126,544,593)				126,801,618
Other Assets in Excess of Liabilities — 0.8%				972,480
Total Net Assets — 100.0%				$127,774,098

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2024, the total market value of investments in Affiliated Companies was $738,231 and the cost was $738,231 (Note 2).

Abbreviation(s) used in this schedule:
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	72	12/24	$14,945,754	$14,993,437	$47,683
U.S. Treasury 5-Year Notes	61	12/24	6,692,134	6,702,852	10,718
U.S. Treasury 10-Year Notes	1	12/24	114,236	114,281	45
U.S. Treasury Ultra Long-Term Bonds	16	12/24	2,140,912	2,129,500	(11,412)
					47,034
Contracts to Sell:
U.S. Treasury Long-Term Bonds	51	12/24	6,322,318	6,333,562	(11,244)
U.S. Treasury Ultra 10-Year Notes	53	12/24	6,274,695	6,269,735	4,960
					(6,284)
Net unrealized appreciation on open futures contracts					$40,750
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$41,839,825	$51,000	$41,890,825
Other Corporate Bonds & Notes	—	76,505,707	—	76,505,707
Sovereign Bonds	—	4,465,548	—	4,465,548
U.S. Government & Agency Obligations	—	1,723,857	—	1,723,857
Municipal Bonds	—	1,336,186	—	1,336,186
Preferred Stocks	—	141,264	—	141,264
Total Long-Term Investments	—	126,012,387	51,000	126,063,387
Short-Term Investments†	$738,231	—	—	738,231
Total Investments	$738,231	$126,012,387	$51,000	$126,801,618
Other Financial Instruments:
Futures Contracts††	$63,406	—	—	$63,406
Total	$801,637	$126,012,387	$51,000	$126,865,024
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$22,656	—	—	$22,656

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,282,190	$13,585,576	13,585,576	$14,129,535	14,129,535

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$33,401	—	$738,231

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report